Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 61,391	$ 63,234
Work-in-process	2,616	2,271
Raw materials	59,517	50,212
Total Inventory	$ 123,524	$ 115,717